UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Partnership, L.P.
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas  76102

Form 13F File Number:    28-5277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     John Fant
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ John Fant                  Fort Worth, Texas   August 14, 2001


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $102,825 (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE

Name of               Title of     Cusip     Value  Shares/   SH/  Put/    Invstmnt   Other     Voting Authority
Issuer                 Class               (x$1000) Prn/Amt   PRN  Call    Discretn    Mgrs   Sole   Shared   None
AOL TIME WARNER INC      COM      00184A105  3323     62703    SH            SOLE              62703
EGAIN COMMUNICATIONS     COM      28225C103  1332    707278    SH            SOLE             707278
IVEX PACKAGING CORP DEL  COM      465855104  3434    180721    SH            SOLE             180721
MERISTAR HOSPITALITY
CORP                     COM      58984Y103  1087     45754    SH            SOLE              45754
MERISTAR HOTELS &
RESORTS INC              COM      589988104    82     45754    SH            SOLE              45754
PLUM CREEK TIMBER CO INC COM      729251108   646     22959    SH            SOLE              22959
QWEST COMMUNICATIONS
INTL INC                 COM      749121109  3646    114403    SH            SOLE             114403
TERRA NETWORKS S A      SPONSORED 88100W103   205     26997   PRN            SOLE                           26997
WASHINGTON MUT INC       COM      939322103 89070   2372045    SH            SOLE            2372045
